Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,997,000
Previously Paid Amount	0.00
Total Fee Amount	458.84
Total Offset Amount	0.00
Net Fee	458.84
Narrative - Max Aggregate Offering Price	$ 2,997,000
Final Prospectus	true